Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 - COMMITMENTS AND CONTINGENCIES:

From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business.

In September 2020, two securities class action complaints were filed in the United States District Court for the Eastern District of New York against the Company and certain current officers and a director, which were subsequently consolidated and captioned as White v. Nano-X Imaging Ltd. et al, Case No. 1:20-cv-04355, alleging violations of securities laws on behalf of all persons and entities that purchased or otherwise acquired the Company’s publicly traded securities between August 21, 2020 and September 15, 2020, and seeking unspecified damages. On December 7, 2020, proposed lead plaintiffs submissions were fully briefed and remain outstanding. On August 10, 2022, Magistrate Judge Marcia M. Henry issued a Report and Recommendation, recommending that the Court approve Derson O. Jolteus and Edward Ko as lead plaintiffs, and on August 30, 2022, Judge William Kuntz adopted the Report and Recommendation. On June 24, 2022, the Company moved to consolidate this action with the action captioned McLaughlin v. Nano-X Imaging Ltd. et al, Case No: 1:21-cv-05517, discussed further below. The Company’s motion to consolidate remains outstanding. On October 31, 2022, Lead Plaintiffs filed an amended complaint, which alleges that defendants violated the federal securities laws in connection with certain disclosures regarding the Company’s FDA submission and customer contracts. Lead Plaintiffs seek to represent a class of investors who purchased the Company’s publicly traded securities between August 21, 2020 and September 15, 2020. On February 3, 2023, the Company moved to stay this action in favor of the McLaughlin action, or, in the alternative, until the Company’s pending motion to consolidate was decided. The Company has not yet responded to the amended complaint.

On October 5, 2021, a class action complaint was filed in the United States District Court for the Eastern District of New York against the Company and certain of its officers, captioned McLaughlin v. Nano-X Imaging Ltd. et al, Case No. 1:21-cv-05517. The plaintiff asserts claims on behalf of persons and entities that purchased or otherwise acquired the Company’s securities between June 17, 2021 and August 18, 2021, seeking unspecified damages. The plaintiff alleges that the defendants made materially false and misleading statements concerning the Company’s business, operations and compliance policies beginning on June 17, 2021, based on the Company’s U.S. Food and Drug Administration submissions. On April 12, 2022 and in the same case, the Lead Plaintiff filed an amended complaint, which alleges that defendants violated the federal securities laws in connection with certain disclosures concerning the cost of the Nanox.ARC system as well as the comparison of the Nanox.ARC to CT scanners. Lead Plaintiff seeks to represent a class of investors who purchased the Company’s publicly-traded securities between August 21, 2020 and November 17, 2021. The Company moved to dismiss the amended complaint, and briefing on that motion was completed on September 9, 2022, and it remains outstanding. As of December 31, 2022, the Company has accrued an amount of $8,000 thousand in connection with the above referenced complaints (refer to Note 16).

On October 28, 2021, a complaint was filed in the United States District Court for the Central District of California against the Company, Nanox Imaging Inc.and Nanox Gibraltar from which the Company received certain assets, as well as Mr. Ran Poliakine and certain other unidentified parties, alleging several causes of action including breach of a consulting agreement between the plaintiff and Gibraltar that was entered into in 2015. The plaintiff demanded payment of unpaid consulting fees from Gibraltar in the amount of approximately $1 million and approximately $29.5 million from the Company relating to his claimed entitlement to warrants in Nanox Gibraltar. On February 15, 2022, the Company moved to dismiss the complaint on the grounds, among others, that it was not a party to the agreement with the plaintiff, and it is not Nanox Gibraltar’s legal successor for any liabilities that Nanox Gibraltar may owe to the plaintiff. On June 4, 2022, the Court granted the motion to dismiss with leave to amend. The plaintiff did not amend the complaint, and on July 20, 2022, the Court entered judgment in the Company’s favor.

The Division of Enforcement of the U.S. Securities & Exchange Commission (the “SEC”) has notified the Company that it is conducting an investigation to determine whether there had been any violations of the federal securities laws. The Company has been providing documents and information to the SEC and has received a subpoena from the SEC requesting that the Company provide documents and other information relating to the development cost of the Company’s Nanox.ARC prototypes, as well as the Company’s estimate for the cost of assembling the final Nanox.ARC product at scale, among other things. The Company is cooperating with the SEC in responding to its requests. As of December 31, 2022, the duration and outcome of this matter cannot be predicted, and the Company is unable to estimate a loss or range of loss of this Investigation.